Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate (Benefit) to the Company’s Effective Tax Rate (Benefit)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of statutory federal income tax rate (benefit) to the company’s effective tax rate (benefit) [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liability	(42.90%)	37.10%
Change in fair value of FPS liability	4.20%	(24.70%)
Change in valuation allowance	16.30%	(33.40%)
Nondeductible interest expense	5.80%
Effective Tax Rate	4.40%